Annual Fund Operating Expenses	Oct. 13, 2026
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Corgi FTSE 7-10 Year U.S. Treasury Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.05%	[1]
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Corgi FTSE Aaa-A Intermediate Corporate Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.00%	[3],[4]
Expenses (as a percentage of Assets)	0.05%	[3]
Corgi FTSE BBB Rated Corporate Bond ETF | Corgi FTSE BBB Rated Corporate Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%	[5]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.00%	[5],[6]
Expenses (as a percentage of Assets)	0.05%	[5]
Corgi FTSE High Yield Corporate Bond ETF | Corgi FTSE High Yield Corporate Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%	[7]
Distribution and Service (12b-1) Fees	0.00%	[7]
Other Expenses (as a percentage of Assets):	0.00%	[7],[8]
Expenses (as a percentage of Assets)	0.05%	[7]
Corgi FTSE Fallen Angels Bond ETF | Corgi FTSE Fallen Angels Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%	[9]
Distribution and Service (12b-1) Fees	0.00%	[9]
Other Expenses (as a percentage of Assets):	0.00%	[9],[10]
Expenses (as a percentage of Assets)	0.08%	[9]
Corgi FTSE U.S. MBS Bond ETF | Corgi FTSE U.S. MBS Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%	[11]
Distribution and Service (12b-1) Fees	0.00%	[11]
Other Expenses (as a percentage of Assets):	0.00%	[11],[12]
Expenses (as a percentage of Assets)	0.02%	[11]
Corgi FTSE Intermediate Government/Credit Bond ETF | Corgi FTSE Intermediate Government/Credit Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%	[13]
Distribution and Service (12b-1) Fees	0.00%	[13]
Other Expenses (as a percentage of Assets):	0.00%	[13],[14]
Expenses (as a percentage of Assets)	0.05%	[13]
Corgi FTSE National Municipal Bond ETF | Corgi FTSE National Municipal Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%	[15]
Distribution and Service (12b-1) Fees	0.00%	[15]
Other Expenses (as a percentage of Assets):	0.00%	[15],[16]
Expenses (as a percentage of Assets)	0.05%	[15]
Corgi FTSE Short-Term National Municipal Bond ETF | Corgi FTSE Short-Term National Municipal Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%	[17]
Distribution and Service (12b-1) Fees	0.00%	[17]
Other Expenses (as a percentage of Assets):	0.00%	[17],[18]
Expenses (as a percentage of Assets)	0.03%	[17]
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Corgi FTSE 10-20 Year U.S. Treasury Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%	[19]
Distribution and Service (12b-1) Fees	0.00%	[19]
Other Expenses (as a percentage of Assets):	0.00%	[19],[20]
Expenses (as a percentage of Assets)	0.02%	[19]
Corgi FTSE California Municipal Bond ETF | Corgi FTSE California Municipal Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%	[21]
Distribution and Service (12b-1) Fees	0.00%	[21]
Other Expenses (as a percentage of Assets):	0.00%	[21],[22]
Expenses (as a percentage of Assets)	0.08%	[21]
Corgi FTSE New York Municipal Bond ETF | Corgi FTSE New York Municipal Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%	[23]
Distribution and Service (12b-1) Fees	0.00%	[23]
Other Expenses (as a percentage of Assets):	0.00%	[23],[24]
Expenses (as a percentage of Assets)	0.08%	[23]
Corgi FTSE EM USD Sovereign Bond ETF | Corgi FTSE EM USD Sovereign Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%	[25]
Distribution and Service (12b-1) Fees	0.00%	[25]
Other Expenses (as a percentage of Assets):	0.00%	[25],[26]
Expenses (as a percentage of Assets)	0.10%	[25]
Corgi FTSE EM Local Currency Sovereign Bond ETF | Corgi FTSE EM Local Currency Sovereign Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%	[27]
Distribution and Service (12b-1) Fees	0.00%	[27]
Other Expenses (as a percentage of Assets):	0.00%	[27],[28]
Expenses (as a percentage of Assets)	0.10%	[27]
Corgi FTSE EM USD Corporate Bond ETF | Corgi FTSE EM USD Corporate Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%	[29]
Distribution and Service (12b-1) Fees	0.00%	[29]
Other Expenses (as a percentage of Assets):	0.00%	[29],[30]
Expenses (as a percentage of Assets)	0.10%	[29]
Corgi FTSE International Developed Corporate Bond ETF | Corgi FTSE International Developed Corporate Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%	[31]
Distribution and Service (12b-1) Fees	0.00%	[31]
Other Expenses (as a percentage of Assets):	0.00%	[31],[32]
Expenses (as a percentage of Assets)	0.08%	[31]
Corgi FTSE International DM Sovereign Bond ETF | Corgi FTSE International DM Sovereign Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%	[33]
Distribution and Service (12b-1) Fees	0.00%	[33]
Other Expenses (as a percentage of Assets):	0.00%	[33],[34]
Expenses (as a percentage of Assets)	0.10%	[33]
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Corgi FTSE 20+ Year U.S. Treasury Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%	[35]
Distribution and Service (12b-1) Fees	0.00%	[35]
Other Expenses (as a percentage of Assets):	0.00%	[35],[36]
Expenses (as a percentage of Assets)	0.05%	[35]
Corgi FTSE U.S. Treasury Bond ETF | Corgi FTSE U.S. Treasury Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%	[37]
Distribution and Service (12b-1) Fees	0.00%	[37]
Other Expenses (as a percentage of Assets):	0.00%	[37],[38]
Expenses (as a percentage of Assets)	0.02%	[37]
Corgi FTSE U.S. TIPS Bond ETF | Corgi FTSE U.S. TIPS Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%	[39]
Distribution and Service (12b-1) Fees	0.00%	[39]
Other Expenses (as a percentage of Assets):	0.00%	[39],[40]
Expenses (as a percentage of Assets)	0.02%	[39]
Corgi FTSE U.S. Aggregate Bond ETF | Corgi FTSE U.S. Aggregate Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%	[41]
Distribution and Service (12b-1) Fees	0.00%	[41]
Other Expenses (as a percentage of Assets):	0.00%	[41],[42]
Expenses (as a percentage of Assets)	0.02%	[41]
Corgi FTSE U.S. IG Corporate Bond ETF | Corgi FTSE U.S. IG Corporate Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%	[43]
Distribution and Service (12b-1) Fees	0.00%	[43]
Other Expenses (as a percentage of Assets):	0.00%	[43],[44]
Expenses (as a percentage of Assets)	0.02%	[43]
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Corgi FTSE 5-10 Year IG Corporate Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%	[45]
Distribution and Service (12b-1) Fees	0.00%	[45]
Other Expenses (as a percentage of Assets):	0.00%	[45],[46]
Expenses (as a percentage of Assets)	0.02%	[45]
Corgi FTSE 10+ Year IG Corporate Bond ETF | Corgi FTSE 10+ Year IG Corporate Bond ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%	[47]
Distribution and Service (12b-1) Fees	0.00%	[47]
Other Expenses (as a percentage of Assets):	0.00%	[47],[48]
Expenses (as a percentage of Assets)	0.02%	[47]

[1]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[2]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[3]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[4]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[5]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[6]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[7]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[8]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[9]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[10]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[11]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[12]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[13]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[14]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[15]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[16]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[17]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[18]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[19]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[20]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[21]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[22]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[23]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[24]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[25]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[26]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[27]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[28]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[29]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[30]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[31]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[32]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[33]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[34]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[35]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[36]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[37]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[38]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[39]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[40]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[41]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[42]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[43]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[44]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[45]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[46]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[47]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[48]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.